Eric C. Jensen +1 650 843 5049 ejensen@cooley.com

January 3, 2017

U.S. Securities and Exchange Commission

Division of Corporation Finance

100 F Street, N.E.

Washington, DC 20549

Attn:	Ivan Griswold, Attorney-Advisor
Barbara C. Jacobs, Assistant Director

Re:	Snap Inc.
Draft Registration Statement on Form S-1
Submitted December 7, 2016
CIK No. 0001564408

Ladies and Gentlemen:

On behalf of Snap Inc. (the “Company”), we are writing in response to comments (the “Comments”) received from the staff of the U.S. Securities and Exchange Commission’s Division of Corporation Finance (the “Staff”) by letter dated December 23, 2016 with respect to the Company’s Draft Registration Statement on Form S-1, confidentially submitted on December 7, 2016. The Company is concurrently confidentially submitting a revised draft Registration Statement on Form S-1, which includes changes that reflect the Comments (the “Registration Statement”).

Below are the Company’s responses to the Comments. The numbered paragraphs correspond to the numbering of the Comments, which for your convenience we have incorporated into this letter. Page references in the text of the Company’s responses correspond to the page numbers of the revised Registration Statement.

General

1.	We note your response to prior comment 31. Please understand that we may have further comments once you have selected an exchange on which your Class A securities will be listed.

The Company respectfully acknowledges the Staff’s comment and will notify the Staff once the Company has selected a stock exchange on which its Class A common stock will be listed.

Market, Industry, and Other Data

User Metrics and Other Data, page 45

2.	In response to prior comment 21, you identify Nielsen as the author of the industry report cited on page 115. Given your partnership with Nielsen for measuring advertising awareness, please revise your statement on page 110 that industry reports by Nielsen are “independent industry publications.”

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United States Securities and Exchange Commission January 3, 2017 Page Two

The Company respectfully acknowledges the Staff’s comment and has revised the disclosure on page 46 of the Registration Statement.

Management’s Discussion and Analysis of Financial Condition and Results of Operations

Daily Active Users, page 59

3.	Your revised disclosure on page 60 indicates that the Daily Active User growth was relatively flat in the latter part of the quarter ended September 30, 2016. Expand your disclosure to explain the factors that impacted your user growth rate during this period.

The Company respectfully acknowledges the Staff’s comment and has revised the disclosure on pages 60 and 61 of the Registration Statement.

4.	You state on page 46 that in the past you relied on third-party analytics to calculate your metrics and that your metrics may not be comparable to prior periods. To understand comparability among periods, revise to disclose when you shifted to using internally generated analytics, particularly Daily Active Users.

The Company respectfully acknowledges the Staff’s comment and has revised the disclosure on page 47 of the Registration Statement.

Factors Impacting our Business, page 64

5.	Your response to prior comment 13 refers to disclosures on pages 64 to 68 as addressing the key challenges that the company faces. Please further revise to address challenges you face in monetizing your business in Europe and the Rest of the World, which have significantly lower Average Revenue Per User than your North America region. Specifically address the challenges in China, which you identify as the second largest market in advertising spend but to which you appear to have limited access. In addition, revise to address any challenges you face in growing your revenues at a sufficient pace to offset your increasing costs so as to improve your margins.

The Company respectfully acknowledges the Staff’s comment and has revised the disclosures on pages 65 and 67 of the Registration Statement to address the key challenges the Company faces in monetizing its business in less-developed markets.

6.	We note your response to prior comment 17, where you state that Average Revenue Per User and Daily Active Users are the best metrics to monitor the overall health of the business and help investors understand revenue trends. It remains unclear whether you use any other metrics to monitor your business such as the rate at which users access specific platform features (e.g., Sponsored Creative Tools, Storytelling Platform or Geofilters). If so, explain these metrics and for what purpose you use them.

The Company respectfully advises the Staff that various teams within the Company monitor hundreds of different metrics related to the Snapchat application and its growing portfolio of product features. For example, its engineers review latency metrics to monitor the service, and its designers use engagement metrics to make decisions related to products and features. These teams use these types of product metrics to evaluate and improve the application and its performance.

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United States Securities and Exchange Commission January 3, 2017 Page Three

The Company’s management, however, does not rely on these product metrics to monitor its overall business. In management’s view, product metrics may not necessarily correlate with the Company’s annual or quarterly financial performance or the health of the Company’s overall business. For this reason, the Company’s management instead relies primarily on two key business metrics—Daily Active Users and Average Revenue Per User—to understand the Company’s financial performance and the health of the Company’s overall business and to make strategic decisions. It believes that the best way to monitor how trends in product metrics actually impact the business is to review the two key business metrics themselves.

Over time, the Company has learned that product metrics often do not tell the full story. For example, as discussed further on page 90 of the Registration Statement, the Company launched Auto Advance in March 2016, which automatically played Stories in recent updates back-to-back. This launch initially increased the number of videos viewed on Snapchat per day. Yet, despite this early increase in video views, the Company recognized that Auto Advance was not the right product for its users and the long-term health of its business due to underlying product issues that were not captured by the number of video views alone.

This is why the Company’s management relies on its key business metrics rather than product metrics to evaluate the health of its overall business, even when monitoring its advertising products. For example, if the usage of Sponsored Creative Tools increases, it does not necessarily mean that the revenue opportunity of Sponsored Creative Tools will increase at the same rate or even at all. This is because the ability for changes in advertising-related product metrics to affect the overall business depends on a variety of factors ranging from specifics like historical and future effectiveness, advertising creative, campaign goals, and delivery to considerations like advertiser sentiment and how different advertising products impact overall engagement across the platform. If, taking all factors into account, a change in any one or more advertising-related product metrics does impact the Company’s business, then the Company believes that management would observe the impact of those changes in Daily Active Users, Average Revenue Per User, or both.

The Company acknowledges that providing certain product metrics at a high level can at times help introduce investors to the Company’s products, inform them how the application works, and show how users generally engage on the platform. That is why the Company has shared metrics of this sort in the Registration Statement. However, the Company has also found that ongoing trends in these metrics do not indicate, or necessarily correlate with, periodic trends in the Company’s overall business and financial performance. And so that is why it believes that providing some of these product metrics to investors on a regular and ongoing basis would not be helpful and may even be confusing to investors. If any changes in these product metrics do impact the Company’s overall business and financial performance, the impact would be reflected in the two key business metrics and the Company’s financial statements, all of which will be reported to investors on a regular basis.

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United States Securities and Exchange Commission January 3, 2017 Page Four

Our Products, page 89

7.	We note your revisions in response to prior comment 19. Revise to explain: whether there are any minimum financial commitments associated with these relationships; whether the agreements are generally tied to specific events or promotions; and how revenue shares are generally calculated.

The Company respectfully acknowledges the Staff’s comment and has revised the disclosure on page 82 of the Registration Statement.

Description of Capital Stock

Class A Common Stock, Class B Common Stock, and Class C Common Stock, page 149

8.	We note your revised disclosure in response to prior comment 26. Please clarify whether in certain circumstances Class A common stock would, in effect, have veto power over a corporate matter such as an acquisition, change of control transaction, dividend distribution or a charter amendment that would affect holders of Class A common stock.

The Company respectfully acknowledges the Staff’s comment and has revised the disclosures on pages 152, 153, and 154 of the Registration Statement.

Economic Rights, page 149

9.	Please revise to explain how voting rights apply in instances where two classes are being treated adversely relative to a third class with respect to dividends and distributions, and provide us with examples of such situations. In this regard, address whether each class being treated adversely would vote separately or together as a combined class. Clarify whether each share would get one vote.

The Company respectfully acknowledges the Staff’s comment and has revised the disclosures on pages 152, 153, and 154 of the Registration Statement.

Conversion, page 150

10.	We note your revisions in response to prior comment 29 and your description of the automatic conversion of Class A common stock into Class B common stock. Revise to describe the circumstances or events under which this automatic conversion may occur, and explain the resulting impact on Class A stockholders.

The Company respectfully acknowledges the Staff’s comment and has revised the disclosures on pages 5, 37, and 154 of the Registration Statement.

11.	Your revisions in response to prior comment 30 indicate that your co-founders (or their designated proxies) may designate a qualified trustee to hold shares of Class C common stock. Revise to discuss whether the automatic conversion provisions that are triggered by the death of a co-founder would be impacted by a transfer of shares to a qualified trustee. If applicable, clarify in the prospectus summary and risk factors that the death of a co-founder may not result in an automatic conversion.

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United States Securities and Exchange Commission January 3, 2017 Page Five

The Company acknowledges the Staff’s comment and has revised the disclosure on page 154 of the Registration Statement. The Company advises the Staff that the automatic conversion provisions that are triggered by the death of a co-founder would not be impacted by a transfer of shares to a qualified trustee. These conversion provisions will be included in the Company’s certificate of incorporation to be effective on the closing of the initial public offering. Any shares of Class C common stock transferred to a qualified trustee would convert to Class B common stock nine months following the death of such co-founder.

Consolidated Financial Statements

Consolidated Balance Sheets, page F-4

12.	In your response to prior comment 32, you state that to the extent offering proceeds are used to fund the tax withholding obligations, you will amend the pro forma balance sheet disclosure. On page 28 you disclose that you will expend substantial funds to satisfy tax withholding and remittance obligations upon settling a portion of the Pre-RSUs. As it appears you intend to fund the withholding obligation regardless of whether the source of funds is from the offering, please revise your pro forma balance sheet to reflect the liability necessary to satisfy the tax withholding obligations.

The Company respectfully acknowledges the Staff’s comment and revised the pro forma balance sheet to reflect the liability necessary to satisfy the tax withholding obligations. In addition, the Company has updated the disclosures throughout the Registration Statement.

13.	Please tell us the number of RSUs that will vest upon effectiveness of this offering. To the extent that such shares will be settled upon vesting and are not included in the pro forma shares, revise the pro forma Class A and Class B shares outstanding to reflect the issuance of such shares. Similar revisions should be made to the prospectus summary as applicable.

The Company respectfully acknowledges the Staff’s comment and, as such shares will settle on vesting, the Company revised the pro forma shares of Class A and Class B common stock outstanding as well as the prospectus summary to reflect the issuance of such shares throughout the Registration Statement.

Notes to Consolidated Financial Statements

Note 1. Nature of Business and Summary of Significant Accounting Policies

Recent Accounting Pronouncements, page F-18

14.	You state that you are in the process of evaluating the impact that the amended revenue recognition guidance in Topic 606 will have on your consolidated financial statements. Please revise to provide a qualitative discussion of the potential impact that this standard will have on your financial statements when adopted. In this regard, include a description of the effects of the standard that you expect to apply and a comparison to your current revenue recognition policies. Describe the status of your process to implement the new standard and the significant implementation matters yet to be addressed. In addition, to the extent that you determine the quantitative impact that adoption of Topic 606 will have on your results, please also disclose such amounts. Please refer to the SEC Staff Announcement made at the September 22, 2016 meeting of the FASB Emerging Issues Task Force Meeting Minutes and SAB Topic 1 1.M.

The Company acknowledges the Staff’s comment and respectfully advises the Staff that it is currently assessing the impact of Topic 606. On completion of the Company’s analysis, the Company plans to update the matters described in the Staff’s comments in the notes to the consolidated financial statements for the year ended December 31, 2016.

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United States Securities and Exchange Commission January 3, 2017 Page Six

Note 7. Commitments and Contingencies

Contingencies, page F-27

15.	We note your disclosure regarding the September 2014 and April 2016 pending litigation. We further note from news coverage that there may be other recently commenced legal proceedings. Please tell us how you evaluated the contingent loss recognition and disclosure requirements related to these matters, including any estimates of reasonably possible losses in excess of amounts accrued. Refer to ASC 450-20-50.

The Company respectfully advises the Staff that it is regularly subject to legal matters and litigation and it evaluates all potential and existing matters during and subsequent to each financial statement period. Per ASC 450-20-50, the Company accrues estimated losses from loss contingencies if it is deemed probable that a liability occurred as of the date of the financial statements and if the amount of the loss can be reasonably estimated. Additionally, as required by ASC 405-20-50, the Company includes disclosure regarding litigation if it is at least reasonably possible that the estimate of the effect on the financial statements will change in the near term and the effect of the change will be material to the financial statements. Outside of those matters discussed in Note 7. Commitments and Contingencies to the financial statements, there are no contingencies that meet the ASC 450-20-50 criteria for accrual or disclosure as of the date of the Registration Statement. The Company will continue to review legal matters as they arise for potential disclosure in the future.

Note 13. Stock-Based Compensation

Restricted Stock Units, page F-35

16.	We note your response to prior comment 40. Please provide the calculations that support the $878.9 million of stock-based compensation expense that would have been recognized assuming the vesting of 15.7 million shares of Class A and Class B RSUs if the offering had occurred on September 30, 2016.

The Company respectfully advises the Staff that substantially all RSUs issued include both a service-based condition and a performance condition to vest in the underlying shares of common stock. The service-based condition criteria is generally met 10% after the first year of service, 20% over the second year, 30% over the third year, and 40% over the fourth year. The performance condition is satisfied on a qualifying event, defined as a change of control or the effective date of the registration statement in connection with a qualifying initial public offering. These awards, which contain both service-based and performance conditions, are recognized using the accelerated attribution method.

The calculation of the $878.9 million of stock-based compensation expense related to these RSUs is based upon the amount of RSUs that have met the service condition as of September 30, 2016 (the assumed date of the performance condition, the initial public offering) under the accelerated attribution method described above. The number of vested RSUs underlying this calculation (19.8 million aggregate shares at September 30, 2016) exceeds the 15.7 million shares used in the pro forma calculation as it is a weighted average share calculation for the nine months ended September 30, 2016 related to awards that met the service condition between January 1, 2015 (the assumed date of the initial public offering for purposes of pro forma EPS) and September 30, 2016.

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United States Securities and Exchange Commission January 3, 2017 Page Seven

The following table shows the calculations that support the $878.9 million of stock-based compensation expense, including compensation expense associated with equity grants by year (in thousands):

Grant Year	# of RSUs	Aggregate Grant Date Fair Value	Stock-based compensation expense as of September 30, 2016 using the accelerated attribution method	RSUs that have met the service-based vesting condition as of September 30, 2016
2014	21,960	$303,275	$259,369	44.9%
2015	55,721	820,794	494,561	17.7
2016	59,426	823,755	125,016	0.2

Total	137,107	$1,947,824	$878,946	14.5%

The Company respectfully advises the Staff that the 15.7 million shares used in the pro forma weighted average shares calculation for the nine months ended September 30, 2016, referenced above, have now been updated to reflect the Company’s decision to withhold the number of shares necessary to satisfy tax withholding obligations.

Note 14. Loss per Share

Pro Forma Net Loss per Share (unaudited), page F-39

17.	We note your revised disclosure and response to prior comment 39. On page F-40 you disclose that when there is an estimate of the post IPO shares outstanding, the pro forma net loss per share will be updated to reflect the estimated number of vested shares for the CEO award on the closing date of the initial public offering. Please clarify whether the CEO has voting, dividend or other rights prior to delivery. Also, tell us why these shares will be included in your pro forma per share calculations when they will not be issued until subsequent periods.

The Company respectfully advises the Staff that the shares underlying the CEO award are Series FP preferred stock. On the closing of the initial public offering, all outstanding shares of Series FP preferred stock will convert to shares of Class C common stock. Following the initial public offering, the CEO award will settle in shares of Class C common stock. The shares underlying the CEO award have voting rights on delivery and settlement of such shares. Such shares are participating securities on the date of the closing of the initial public offering because they will participate in all dividends on Class C common stock. Please see “Description of Capital Stock” on page 150 of the Registration Statement. Therefore, the Company believes it is appropriate to include these shares in the Company’s pro forma per share calculations once there is an estimate of the number of CEO award vested shares. In addition, the Company has updated the disclosures on pages F-10 and F-42 of the Registration Statement.

Please contact me at (650) 843-5049 with any questions or further comments regarding the responses to the Staff’s Comments.

Sincerely,

/s/ Eric C. Jensen

Eric C. Jensen

cc:	Evan Spiegel, Snap Inc.
Chris Handman, Snap Inc.
Atul Porwal, Snap Inc.
David Peinsipp, Cooley LLP
Seth J. Gottlieb, Cooley LLP

Cooley LLP 3175 Hanover Street Palo Alto, CA 94304-1130

t: (650) 843-5000 f: (650) 849-7400 cooley.com

United States Securities and Exchange Commission January 3, 2017 Page Eight

Alex K. Kassai, Cooley LLP
Rick Kline, Goodwin Procter LLP
An-Yen Hu, Goodwin Procter LLP

Cooley LLP 3175 Hanover Street Palo Alto, CA 94304-1130

t: (650) 843-5000 f: (650) 849-7400 cooley.com